RISKS AND UNCERTAINTIES (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk [Line Items]
Cash and cash equivalents		$ 691,331	$ 462,103
Brokers
Concentration Risk [Line Items]
Cash and cash equivalents		148,800	19,700
Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents		$ 26,800	$ 64,700
Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Four Protocols
Concentration Risk [Line Items]
Concentration risk percentage			77.00%
Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage	53.00%
Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage		67.00%	27.00%
Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage		7.20%	8.50%
Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage		41.00%	22.00%
Galaxy Digital Holdings, LP
Concentration Risk [Line Items]
Cash and cash equivalents		$ 689,487	$ 462,103	$ 316,610
Galaxy Digital Holdings, LP | Brokers
Concentration Risk [Line Items]
Cash and cash equivalents			19,700	199,600
Galaxy Digital Holdings, LP | Trading Platforms
Concentration Risk [Line Items]
Cash and cash equivalents			$ 64,700	$ 24,900
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Four Protocols
Concentration Risk [Line Items]
Concentration risk percentage			77.00%
Galaxy Digital Holdings, LP | Crypto Asset, Decentralized Finance Protocols | Protocol Concentration Risk | Two Protocols
Concentration Risk [Line Items]
Concentration risk percentage			92.00%
Galaxy Digital Holdings, LP | Revenue Benchmark | Customer Concentration Risk | Two Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage			40.00%
Galaxy Digital Holdings, LP | Revenue Benchmark | Customer Concentration Risk | Three Digital Asset Trading Platforms
Concentration Risk [Line Items]
Concentration risk percentage				54.00%	67.00%
Galaxy Digital Holdings, LP | Loans Receivable | Credit Concentration Risk | Two Counterparties
Concentration Risk [Line Items]
Concentration risk percentage			27.00%	65.00%
Galaxy Digital Holdings, LP | Current Liabilities | Liquidity Concentration Risk | One Counterparty
Concentration Risk [Line Items]
Concentration risk percentage			8.50%	12.00%
Galaxy Digital Holdings, LP | Crypto Assets | Credit Concentration Risk | Third Parties
Concentration Risk [Line Items]
Concentration risk percentage			22.00%